CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Dividends declared	$ 82,751
Common Class A [Member]
Dividends declared, per share | $ / shares	$ 1.00
Dividends declared	$ 58,414
Common Class B [Member]
Dividends declared, per share | $ / shares	$ 1.00
Dividends declared	$ 24,337